UNAUDITED CRUDE OIL AND NATURAL GAS RESERVES INFORMATION - Proved Reserves (Details)	12 Months Ended
	Dec. 31, 2015 $ / bbl bbl	Dec. 31, 2014 $ / MMBbls $ / bbl bbl
First day average crude oil (in dollars per barrel) | $ / bbl	50.28	94.99
Proved Reserves:
Balance, end of year	0
First day average crude oil (in dollars per MMBTU) | $ / MMBbls		4.35
Percent increase/(decrease) in first day of month average price	10.00%
Crude Oil (Bbls)
Proved Reserves:
Balance, beginning of year	159
Revisions of previous estimates	(122)
Extensions and discoveries		250
Production	(37)	(91)
Balance, end of year		159